Annual Total Returns[BarChart] - Global Growth - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.32%)	17.04%	25.79%	4.43%	(2.27%)	3.92%	18.64%	(13.54%)	30.51%	20.16%